Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable and Long-Term Debt
Summary of long-term debt

	December 31,
(Thousands of dollars)	2013	2012

Industrial Development Revenue Bonds, floating rates	$-	$41,800
Foreign subsidiary obligation payable in U.S. dollars, 5.34%, due 2014 through 2021	91,200	102,600
Capital lease obligations and other	977	1,563
	92,177	145,963
Current maturities of long-term debt	(11,697)	(25,138)
Long-term debt, less current maturities	$80,480	$120,825